UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]is a restatement.
 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Atwood & Palmer, Inc.
Address:	800 West 47th Street
		Suite 705
		Kansas City, MO 64112

13F File Number:  028-06528

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Steven N. Palmer
Title:		President
Phone:		816/931-2266
Signature, Place, and Date of Signing:


	Steven N. Palmer			Kansas City, MO		November 9, 2000

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT

[   ]	13F NOTICE REPORT

[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	62

Form 13F Information Table Value Total:	261,262

List of Other Included Managers:		None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL
DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Sealed Air Corp New Pfd $2     CNV              81211K209     1018    22626 SH       SOLE                    22626
A T & T Corp                   COM              001957109     5270   179397 SH       SOLE                   179397
Abbott Laboratories            COM              002824100      312     6560 SH       SOLE                     6560
Agilent Technologies           COM              00846U101     4132    84430 SH       SOLE                    84430
Amer Home Products             COM              026609107     1403    24813 SH       SOLE                    24813
America Online                 COM              02364J104     5802   107950 SH       SOLE                   107950
Amgen Inc                      COM              031162100    16564   237210 SH       SOLE                   237210
Automatic Data Proc            COM              053015103    11379   170148 SH       SOLE                   170148
BP Amoco PLC ADR               COM              055622104     2497    47105 SH       SOLE                    47105
BankAmerica Corp               COM              06605F102     7330   139953 SH       SOLE                   139953
Bristol-Myers Squibb           COM              110122108     2367    41437 SH       SOLE                    41437
Butler Mfg                     COM              123655102      344    15000 SH       SOLE                    15000
Cerner Corp                    COM              156782104    11135   239792 SH       SOLE                   239792
Chevron Corp                   COM              166751107      250     2936 SH       SOLE                     2936
Chiron Corp                    COM              170040109      870    19328 SH       SOLE                    19328
Cisco Systems                  COM              17275R102    29214   528760 SH       SOLE                   528760
Citigroup Inc                  COM              172967101    11891   219956 SH       SOLE                   219956
Coca Cola                      COM              191216100     1800    32656 SH       SOLE                    32656
Commerce Bancshares            COM              200525103      284     7714 SH       SOLE                     7714
Disney (Walt) Co               COM              254687106     7561   197684 SH       SOLE                   197684
DuPont(EI) DeNemours           COM              263534109     2871    69287 SH       SOLE                    69287
Electronic Data Sys            COM              285661104     1783    42960 SH       SOLE                    42960
Enron Corp                     COM              293561106     1179    13460 SH       SOLE                    13460
Exxon Mobil                    COM              30231G102     2644    29662 SH       SOLE                    29662
Fed Natl Mtg Assn              COM              313586109      472     6600 SH       SOLE                     6600
Firstar Corp New               COM              33763V109      305    13636 SH       SOLE                    13636
Gateway Energy New             COM              367600301       14    17608 SH       SOLE                    17608
General Electric               COM              369604103    16912   293164 SH       SOLE                   293164
Genzyme Corp                   COM              372917104     1500    22000 SH       SOLE                    22000
Gillette                       COM              375766102      216     7000 SH       SOLE                     7000
Hewlett-Packard                COM              428236103     7389    76175 SH       SOLE                    76175
Home Depot Inc                 COM              437076102      258     4865 SH       SOLE                     4865
Int'l Business Mach            COM              459200101      458     4074 SH       SOLE                     4074
Intel                          COM              458140100     7500   180441 SH       SOLE                   180441
Jack Henry                     COM              426281101    15147   349200 SH       SOLE                   349200
Johnson & Johnson              COM              478160104     7011    74631 SH       SOLE                    74631
Lucent Technologies            COM              549463107     4195   137261 SH       SOLE                   137261
McDonald's Corp                COM              580135101      507    16800 SH       SOLE                    16800
Merck & Co                     COM              589331107     7763   104284 SH       SOLE                   104284
Microsoft Corp                 COM              594918104    10307   170887 SH       SOLE                   170887
Motorola, Inc                  COM              620076109     2184    77300 SH       SOLE                    77300
Nextel Comm                    COM              65332V103    11579   247670 SH       SOLE                   247670
Non Invasive Monitoring        COM              655366508       36    55000 SH       SOLE                    55000
Paychex Inc                    COM              704326107     6186   117830 SH       SOLE                   117830
Pfizer Inc                     COM              717081103      260     5785 SH       SOLE                     5785
Procter & Gamble               COM              742718109      974    14542 SH       SOLE                    14542
Royal Dutch Petro              COM              780257804     4451    74264 SH       SOLE                    74264
SBC Communications             COM              78387G103      884    17679 SH       SOLE                    17679
Schering-Plough                COM              806605101      244     5238 SH       SOLE                     5238
Schlumberger Ltd               COM              806857108     6165    74900 SH       SOLE                    74900
Sealed Air Corp                COM              812115103     3557    78600 SH       SOLE                    78600
Texaco Inc                     COM              881694103      294     5600 SH       SOLE                     5600
Transocean Sedco Forex         COM              G90078109      633    10789 SH       SOLE                    10789
Tyco Intl LTD New              COM              902124106     8226   158566 SH       SOLE                   158566
Tycom Ltd                      COM              9144B1063      562    14650 SH       SOLE                    14650
Verizon Comm                   COM              92343V104      359     7406 SH       SOLE                     7406
Wal-Mart Stores                COM              931142103      374     7766 SH       SOLE                     7766
Walt Disney Intrnt Grp         COM              254687205     2742   258025 SH       SOLE                   258025
Williams Companies             COM              969457100      425    10068 SH       SOLE                    10068
Am Centy Eqty Grw Inv          MUT              02507M600      237 9259.320 SH       SOLE
9259.320
T Rowe Price Int'l Stock       MUT              77956H203      496 29540.322SH       SOLE
29540.322
Vanguard Intl Growth           MUT              921910204      543 26102.093SH       SOLE                26102.093